As filed with the Securities and Exchange Commission on May 13, 2011.
Securities Act File No. 33-54016
Investment Company Act File No. 811-07326

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.
Post-Effective Amendment No. 26	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 28	☑
GABELLI INVESTOR FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
One Corporate Center, Rye, New York 10580-1422
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: 1-800-422-3554
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and Address of Agent for Service)
Copies To:

Bruce N. Alpert	Richard T. Prins, Esq.
Gabelli Investor Funds, Inc.	Skadden, Arps, Slate, Meagher & Flom
One Corporate Center	Four Times Square, 30th Floor
Rye, New York 10580-1422	New York, New York 10036
It is proposed that this filing will be effective:
☐	immediately upon filing pursuant to paragraph (b); or

☑	on May 13, 2011 pursuant to paragraph (b); or

☐	60 days after filing pursuant to paragraph (a)(1); or

☐	on ________ pursuant to paragraph (a)(1); or

☐	or 75 days after filing pursuant to paragraph (a)(2); or

☐	on _______ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI INVESTOR FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York on the 13th day of May, 2011.

GABELLI INVESTOR FUNDS, INC.
/s/ Bruce N. Alpert
By: Bruce N. Alpert
President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 26 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mario J. Gabelli* Mario J. Gabelli	Chairman of the Board	May 13, 2011

/s/ Bruce N. Alpert Bruce N. Alpert	President and Secretary (Principal Executive Officer)	May 13, 2011

/s/ Agnes Mullady Agnes Mullady	Treasurer (Principal Financial and Accounting Officer)	May 13, 2011

Anthony J. Colavita* Anthony J. Colavita	Director	May 13, 2011

Vincent D. Enright* Vincent D. Enright	Director	May 13, 2011

Mary E. Hauck* Mary E. Hauck	Director	May 13, 2011

Kuni Nakamura* Kuni Nakamura	Director	May 13, 2011

Werner J. Roeder* Werner J. Roeder	Director	May 13, 2011

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase